Investment Securities (Narrative) (Detail)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) Security	Jun. 30, 2017 USD ($) Security	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Security	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($)
Schedule of Investments [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 126,032,000	$ 126,032,000		$ 131,469,000	$ 130,298,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Security	97	97		151	47
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 1,719,000	$ 1,719,000		$ 4,565,000	$ 403,000
Available-for-sale, Securities in Unrealized Loss Positions, Depreciation Percentage				3.82%	1.19%
Available-for-sale Securities, Gross Realized Gains	77,000	200,000	$ 450,000	$ 1,927,000	$ 325,000	$ 168,000
Available-for-sale Securities, Gross Realized Losses	(65,000)	(180,000)	$ (237,000)	$ 881,000	0	$ 0
Number of debt securities sold for gross realized gains | Security				102
Number of debt securities sold for gross realized losses | Security				56
Held to maturity securities	$ 71,096,000	$ 71,096,000		$ 0	$ 0
Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Security				149	45
Equity Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | Security	1	1		2	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 40,000	$ 40,000		$ 112,000	$ 33,000